LifePoints Funds, Target Distribution Strategies Prospectuses

RUSSELL INVESTMENT COMPANY

Supplement dated November 24, 2010 to

PROSPECTUSES DATED APRIL 30, 2010

I.  RISK/RETURN SUMMARY:

(i) The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the 2017 Accelerated Distribution Fund – S Shares:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Class S Shares
Advisory Fee	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	7.16%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	8.06%
Less Fee Waivers and Expense Reimbursements	(7.09)%
Net Annual Fund Operating Expenses	0.97%

#	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

Until April 29, 2011, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.27% of the average daily net assets of the Fund on an annual basis. Direct operating expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Funds. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only, if applicable). Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class S Shares
1 Year	$99
3 Years	$1,725
5 Years	$3,253
10 Years	$6,682

(ii) The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the 2027 Extended Distribution Fund – S Shares:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Class S Shares
Advisory Fee	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	5.99%
Acquired Fund Fees and Expenses	0.39%
Total Annual Fund Operating Expenses	6.58%
Less Fee Waivers and Expense Reimbursements	(5.92)%
Net Annual Fund Operating Expenses	0.66%

#	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

Until April 29, 2011, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.27% of the average daily net assets of the Fund on an annual basis. Direct operating expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Funds. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only, if applicable). Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class S Shares
1 Year	$67
3 Years	$1,419
5 Years	$2,728
10 Years	$5,824

(iii) The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the 2017 Accelerated Distribution Fund – A Shares:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Class A Shares
Advisory Fee	0.20%
Distribution (12b-1) Fees	0.25%
Other Expenses	7.53%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	8.73%
Less Fee Waivers and Expense Reimbursements	(7.46)%
Net Annual Fund Operating Expenses	1.27%

#	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

Until April 29, 2011, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.52% of the average daily net assets of the Fund on an annual basis. Direct operating expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Funds. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only, if applicable). Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class A Shares
1 Year	$697
3 Years	$2,341
5 Years	$3,864
10 Years	$7,203

II.  RUSSELL REAL ESTATE SECURITIES FUND: Effective October 1, 2010, the Russell Real Estate Securities Fund is renamed the Russell Global Real Estate Securities Fund. After such date, all references to the Russell Real Estate Securities Fund in the Prospectuses listed above are references to the Russell Global Real Estate Securities Fund.

III.  PORTFOLIO MANAGERS: The following changes are made to the list of employees who have primary responsibility for the management of the Russell Investment Company (“RIC”) Funds in the Prospectuses listed above in the sections entitled “Management of the Funds and the Underlying Funds.”

The following information is added:

David L. Hintz, Portfolio Manager since January 2005. Mr. Hintz is also head of the U.S. equity research team. Mr. Hintz has primary responsibility for the management of the Russell U.S. Value and the Russell U.S. Growth Funds.

Rob Kuharic, Portfolio Manager since May 2010. From 2006 to 2010, Mr. Kuharic was an Associate Portfolio Manager. From 2005 to 2006, Mr. Kuharic was a Sr. Portfolio Analyst. Mr. Kuharic has primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap and Russell Tax-Managed U.S. Mid & Small Cap Funds.

Richard Yasenchak, Portfolio Manager since July 2010. Mr. Yasenchak joined Russell in 2005 as Portfolio Analyst. Since 2007, Mr. Yasenchak has been Associate Portfolio Manager. Mr. Yasenchak has primary responsibility for the management of the Russell U.S. Quantitative Equity Fund.

The following information is deleted:

Tereasa Gandhi, Portfolio Manager since January 2006. From September 2003 to December 2005, Ms. Gandhi was a Senior Research Analyst. Ms. Gandhi has primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap and Russell U.S. Growth Funds.

Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004, Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Russell U.S. Value and the Russell U.S. Quantitative Equity Funds.

IV.  RUSSELL GLOBAL REAL ESTATE SECURITIES FUND: The discussion of the Russell Real Estate Securities Fund’s Investment Objective and Investment Strategies in the Prospectuses listed above is amended as follows:

(i) The discussion of the Russell Real Estate Securities Fund’s “Principal Investment Strategies,” is deleted and replaced with the following:

The Russell Global Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”) located in a number of countries around the world, including the U.S., in a globally diversified manner. The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, financing, management or sale of residential, commercial or industrial real estate. In late 2010, the Fund’s investment strategy changed from a predominantly U.S. based investment strategy to a global investment strategy. The Fund will incur additional brokerage commissions and other transaction costs in connection with the change in investment strategy.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests primarily in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities. REITs are companies that own interests in real estate or in real estate-related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all its taxable income to such shareholders. REIT-like entities organized outside of the U.S. have operations and receive tax treatment similar to that of U.S. REITs. By investing in REITs and REIT–like entities indirectly through the Fund, a shareholder will bear expenses of the REITs and REIT-like entities in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

A portion of the Fund’s securities are denominated primarily in foreign currencies and typically are held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk. While the Fund spreads its investments across the globe, the money managers will select securities of companies which the money managers believe have favorable growth prospects and/ or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different unaffiliated money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

With respect to non-U.S. real estate securities, the Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

(ii) In the discussion of the Russell Real Estate Securities Fund’s “Non-Principal Investment Strategies,” the third paragraph is deleted and replaced with the following:

The Fund may invest in equity securities of companies that are located in emerging market countries or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

V.  RUSSELL MONEY MARKET FUND: In the discussion of the Russell Money Market Fund’s Principal Investment Strategies on page 44, the third paragraph is deleted and replaced with the following:

The types of U.S. government obligations the Fund may purchase include:

•	a variety of U.S. Treasury obligations backed by the full faith and credit of the U.S. government which differ only in their interest rates, maturities and times of issuance, including:

•	U.S. Treasury bills that at the time of issuance have maturities of one year or less, and

•

U.S. Treasury notes and U.S. Treasury bonds with remaining maturities of 13 months if fixed rate and 24 months if variable rate (so long as the variable rate is readjusted no less frequently than every 397 days);

•	obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and supported by any of the following:

•	the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates),

•	the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury,

•	discretionary authority of the U.S. government agency or instrumentality, or

•	the credit of the agency or instrumentality.

VI.  RISKS: In the Russell Real Estate Securities Fund section of the “Risks” table, the “Forward Currency Contracts” bullet is deleted from the “Non-Principal Risks” column and added to the “Principal Risks” column. In addition, the “Non-Diversification Risk” bullet is deleted from the “Principal Risks” column.

VII.  MONEY MANAGER CHANGES: The following replaces the information in the section entitled “Money Manager Information” for the Russell U.S. Quantitative Equity Fund, Russell Real Estate Securities Fund, Russell Global Equity Fund and Russell International Developed Markets Fund in the Prospectuses listed above:

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, FL 33401.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Numeric Investors LLC, 470 Atlantic Avenue, 6th Floor, Boston, MA 02210.

Russell Global Real Estate Securities Fund

AEW Capital Management, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

INVESCO Advisers, Inc., which acts as a money manager to the Fund through its INVESCO Real Estate Division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

Russell Global Equity Fund

Gartmore Global Partners, 8 Fenchurch Place, London EC3M 4PB United Kingdom.

GLG Inc., 390 Park Avenue, 20th Floor, New York, NY 10022.

Harris Associates, L.P., 2 North LaSalle Street, Suite 500, Chicago, IL 60602.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Tradewinds Global Investors LLC, 2049 Century Park East, 20th Floor, Los Angeles, CA, 90067.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

Russell International Developed Markets Fund

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 33 Benedict Place, 2nd Floor, Greenwich, CT 06830.

del Rey Global Investors, LLC, 6701 Center Drive West, Suite 655, Los Angeles, CA, 90045.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

William Blair & Company, LLC, 222 West Adams Street, Chicago, IL 60606.

The Money Managers listed below have had address changes. The current information in the section entitled “Money Manager Information” for these Money Managers is deleted and replaced with the following in the Prospectuses listed above:

Russell U.S. Core Equity Fund

BlackRock Capital Management, Inc., 100 Bellevue Parkway, Wilmington, DE 19809.

Russell Emerging Markets Fund

Genesis Asset Managers, LLP, Heritage Hall, Le Marchant Street St. Peter Port, Guernsey, Channel Islands, GY1 4HY.

Harding Loevner LP, 50 Division Street, 4th Floor, Somerville, NJ 08876.

Russell Strategic Bond Fund

Goldman Sachs Asset Management, L.P., 200 West Street, New York, NY 10282.

Metropolitan West Asset Management, LLC, 865 S. Figueroa Street, Suite 1800, Los Angeles, CA 90017-2593.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 100, P.O. Box 6430, Newport Beach, CA 92660-6430.

Russell Short Duration Bond Fund

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 100, P.O. Box 6430, Newport Beach, CA 92660-6430.

VIII.  ADDRESS CHANGE: During October of 2010, Russell Investment Company’s address will change to 1301 Second Avenue Seattle, WA 98101.

36-08-333 and 00077300

RUSSELL INVESTMENT COMPANY

Supplement dated November 24, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

LifePoints Target Distribution Strategies Funds

DATED April 30, 2010

As Supplemented through October 1, 2010

In the section entitled “Money Manager Information for the Underlying Funds” in the LifePoints Target Distribution Strategies SAI, the paragraph regarding GLG Inc. under the heading “Russell Global Equity Fund” is deleted and replaced with the following:

GLG Inc. is an indirect, wholly-owned subsidiary of Man Group plc, a corporation listed on the London Stock Exchange.

In the section entitled “Money Manager Information for the Underlying Funds” in the LifePoints Target Distribution Strategies SAI, the paragraph regarding Marsico Capital Management, LLC under the heading “Russell International Developed Markets Fund” is deleted and replaced with the following:

Marsico Capital Management, LLC is controlled by Marsico Group, LLC, which is controlled by Tom Marsico.

RUSSELL INVESTMENT COMPANY

Supplement dated November 24, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

Non-Fund of Funds

DATED March 1, 2010

As Supplemented through October 22, 2010

In the section entitled “Money Manager Information” in the Non-Fund of Funds SAI, the paragraph regarding Marsico Capital Management, LLC under the heading “Russell International Developed Markets Fund” is deleted and replaced with the following:

Marsico Capital Management, LLC is controlled by Marsico Group, LLC, which is controlled by Tom Marsico.

RUSSELL INVESTMENT COMPANY

Supplement dated November 24, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

Fund of Funds

DATED March 1, 2010

As Supplemented through October 22, 2010

In the section entitled “Money Manager Information for the Underlying Funds” in the Fund of Funds SAI, the paragraph regarding Marsico Capital Management, LLC under the heading “Russell International Developed Markets Fund” is deleted and replaced with the following:

Marsico Capital Management, LLC is controlled by Marsico Group, LLC, which is controlled by Tom Marsico.